Long-Term Debt (Details) - Schedule of Minimum Hedging Requirements (Parentheticals) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Minimum Hedging Requirements [Abstract]
Senior notes issued	12.00%	12.00%
Senior notes issued at par	98.00%	96.50%
Senior notes (in Dollars)	$ 300,000	$ 217,900